Financial instruments - Schedule of Gains and Losses Reclassified from Accumulated Other Comprehensive Loss into Earnings (Detail) - Seaspan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings (loss) on derivatives recognized in net earnings:
Change in fair value	$ (35.1)	$ 15.5	$ (12.6)
Interest Rate Swaps [Member]
Earnings (loss) on derivatives recognized in net earnings:
Change in fair value	(58.8)	14.7	(12.6)
Derivative Put Instrument [Member]
Earnings (loss) on derivatives recognized in net earnings:
Change in fair value	23.7	0.8	0.0
Interest Expense [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Loss reclassified from AOCL to net earnings
Depreciation and amortization/Interest expense	(0.3)	(0.3)	(1.9)
Depreciation and Amortization [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Loss reclassified from AOCL to net earnings
Depreciation and amortization/Interest expense	$ (0.7)	$ (0.8)	$ (1.0)